UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8727

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments.

SunAmerica Senior Floating Rate Fund, Inc.

PORTFOLIO OF INVESTMENTS—September 30, 2006 — (unaudited)

Industry Description		Ratings (1)		Interest Rate	Maturity Date (2)	Principal Amount/ Shares	Value (Note 1)
	Type	Moody’s	S&P
LOANS (3) (4)-95.46%
Aerospace/Defense-1.02%

Axle Tech International	1st Lien	B2	B+	7.61-7.74%	10/20/12	$239,286	$240,381
Midwestern Aircraft	BTL-B	B1	BB-	7.75	07/01/13	592,500	596,721
SI International, Inc.	BTL	B1	B+	7.36-7.46	02/01/11	804,157	804,910
Wesco International	2nd Lien	B3	B-	11.13	03/18/14	500,000	500,000

							2,142,012

Automobile-3.65%

FleetPride Corp.	BTL-B	B2	B+	8.49-8.59	06/29/13	250,000	250,781
Goodyear Tire & Rubber Co.	2nd Lien	B2	B+	7.95	04/30/10	2,000,000	2,015,626
Key Plastics LLC	BTL-B	B1	B+	8.83-9.15	06/25/10	1,207,459	1,213,497
Navistar International Corp.	BTL	B1	BB-	10.46-10.49	02/28/09	2,000,000	2,026,666
Ozburn-Hessey Holding Co. LLC	BTL	B3	B	8.38-8.79	08/01/12	520,659	521,310
Plastech, Inc. @	2nd Lien	Caa1	B-	13.00	02/15/10	1,000,000	956,667
United Components, Inc.	BTL-D	B2	BB-	7.70	06/30/10	647,438	649,866

							7,634,413

Beverage, Food & Tobacco-1.94%

Alliance One International, Inc.	BTL-B	B2	B+	8.83	05/13/10	430,327	433,554
Dole Food Co.	BTL	Ba3	B+	7.44-9.25	04/01/13	208,256	205,045
Dole Food Co.	Tranche C	Ba3	B+	7.44-9.25	04/01/13	694,186	683,484
Dole Food Co.	LOC	Ba3	B+	5.37	04/01/13	93,023	91,589
Fresh Start Bakeries, Inc.	2nd Lien	Caa1	CCC+	11.13	03/31/14	250,000	250,000
Keystone Foods Holdings LLC	BTL	Ba3	B+	7.13	06/16/11	1,188,088	1,191,058
Leiner Health Products Group, Inc.	BTL-B	B2	B-	8.87-8.88	05/27/11	494,937	497,721
Pierre Foods, Inc.	BTL-B	B1	B+	7.50	06/30/10	715,121	717,580

							4,070,031

Broadcasting & Entertainment-15.35%

Century—TCI California LP (5)	Revolver	NR	NR	8.25	06/30/09	10,000	9,910
Century Cable Holdings LLC (5)	Discretionary BTL	Ca	NR	10.25	12/31/09	2,500,000	2,435,688
Cequel Communications LLC	1st Lien	B1	B+	7.74	05/01/13	2,000,000	1,985,312
Cequel Communications LLC	2nd Lien	Caa1	B-	9.99	05/05/14	1,000,000	970,313
Charter Communications Operating LLC	BTL	B2	B	8.13	04/28/13	4,000,000	4,021,328
CSC Holdings, Inc.	BTL	Ba3	BB	7.11-7.26	03/29/13	1,995,000	1,988,989
Haights Cross Operating Co.	BTL	B3	B-	9.91	08/20/08	1,452,569	1,465,279
Hilton Head Communications LP (5) (10)	BTL	NR	NR	9.50	03/31/08	1,000,000	969,583
HIT Entertainment, Ltd.	2nd Lien	B2	CCC+	10.83	02/05/13	1,000,000	1,009,375
HIT Entertainment, Ltd.	BTL	B1	B	7.62	08/05/15	495,000	498,094
Insight Midwest Holdings LLC	BTL-C	Ba3	BB-	7.44	12/31/09	972,500	976,704
Intelstat Zeus, Ltd.	BTL	B1	BB+	7.76	07/03/13	985,000	991,772
Liberty Cablevision of Puerto Rico, Ltd.	BTL	NR	NR	7.65	02/13/13	1,492,500	1,497,164
Mission Broadcasting, Inc.	BTL-B	Ba3	B+	7.12	10/01/12	1,204,035	1,201,778
Nexstar Broadcasting, Inc.	BTL-B	Ba3	B	7.12	10/01/12	1,141,141	1,139,001
NextMedia Operating	2nd Lien	B3	CCC+	9.83	11/18/12	500,000	502,709
PANAMSAT Corp.	BTL-A	B1	BB	7.63	08/20/11	136,166	136,287
PANAMSAT Corp.	BTL-B2	B1	BB	8.01	08/20/11	4,296,334	4,329,601
Panavision, Inc.	2nd Lien	Caa3	CCC	12.49	04/10/13	500,000	509,375
Spanish Broadcasting Systems, Inc.	1st Lien	B1	B+	7.12	06/01/12	985,000	985,616
UPC Financing Partnership	BTL-J2	B1	B	7.64	09/30/13	1,000,000	999,241
UPC Financing Partnership	BTL-K2	B1	B	7.64	09/30/12	1,000,000	999,241
WideOpenWest Finance LLC	2nd Lien	B2	B	10.40	06/22/11	500,000	505,563
Yell Group, Ltd.	BTL-B	Ba3	BB-	7.32	08/12/13	1,000,000	1,004,719
Young Broadcasting, Inc.	BTL	B2	B-	7.94-8.00	11/02/12	987,500	983,489

							32,116,131

Buildings & Real Estate-3.89%

Atrium Cos., Inc.	BTL	B3	B	8.11-10.00	12/28/11	445,294	426,926
Masonite International Corp.	BTL	B2	BB-	7.37-7.49	04/16/13	1,479,993	1,454,216
Masonite International Corp.	CND TL	B2	BB-	7.37-7.49	04/16/13	1,477,476	1,451,743

North Las Vegas	1st Lien	B1	BB	8.12	05/01/11	497,500	497,500
North Las Vegas	2nd Lien	B2	B	12.37	05/01/12	250,000	253,125
Palmdale Hills Property LLC	1st Lien	B1	B+	8.26	05/01/12	987,500	982,563
Palmdale Hills Property LLC	2nd Lien	B2	B-	12.76	05/01/12	1,000,000	1,002,500
PGT Industries, Inc.	1st Lien	B2	B+	8.41	02/01/12	605,442	607,712
Rhodes Homes	1st Lien	Ba3	BB-	8.62	11/10/10	225,000	225,000
TCO Funding Corp.	BTL	B2	B-	8.24	10/25/12	992,504	997,467
Yellowstone Mountain Club	BTL	B1	B+	7.70	09/30/10	236,667	236,297

							8,135,049

Cargo Transport-0.34%

Hertz Corp.	BTL	Ba2	BB	7.58-7.73	12/21/12	497,503	501,006
Transport Industries LP	BTL-B	B2	B+	7.88	09/30/12	201,047	202,178

							703,184

Chemicals, Plastics & Rubber-6.54%

Basell Finance Co.	BTL-B2	Ba3	B+	7.57	08/01/13	104,167	105,322
Basell Finance Co.	BTL-B4	Ba3	B+	7.57	08/01/13	20,833	21,064
Basell Finance Co.	BTL-C2	Ba3	B+	8.32	08/01/13	104,167	105,322
Basell Finance Co.	BTL-C4	Ba3	B+	8.32	08/01/13	20,833	21,064
Brenntag Holdings	BTL-B2	B2	B	8.08	12/22/13	200,909	202,667
Brenntag Holdings	BTL	B2	B	8.08	12/22/13	49,091	49,827
Celanese AG	BTL	B1	B+	7.37	04/06/11	2,419,803	2,429,850
Hexion Specialty Chemicals, Inc.	BTL-C1	B2	B+	7.56	05/15/13	821,538	814,350
Hexion Specialty Chemicals, Inc.	BTL-C2	B2	B+	7.37	05/15/13	178,015	176,458
Huntsman International LLC	BTL-B	Ba3	BB-	7.08	08/31/12	3,398,543	3,396,684
Ineos US Finance LLC	BTL-B2	Ba3	B+	7.61	12/31/13	750,000	757,109
Ineos US Finance LLC	BTL-C2	Ba3	B+	8.11	12/31/14	750,000	757,109
Kraton Polymers LLC	BTL	B1	BB-	7.38	12/23/10	438,768	440,002
PQ Corp.	BTL	B1	B+	7.38	02/15/13	738,750	741,212
Rockwood Specialties Group, Inc.	BTL-E	B1	B+	7.49	07/30/12	1,970,000	1,980,589
Wellman, Inc.	2nd Lien	B2	B-	12.24	02/10/10	1,700,000	1,685,834

							13,684,463

Containers, Packaging & Glass-4.10%

Appleton Papers, Inc.	BTL	Ba3	BB-	7.64-7.65	06/11/10	904,713	908,105
Boise Cascade Corp.	BTL-D	Ba3	BB	7.09-7.13	10/28/11	711,789	714,664
Captive Plastics, Inc.	BTL	B2	B-	8.37	08/10/11	481,250	483,055
Captive Plastics, Inc.	2nd Lien	B3	CCC	12.76	12/15/12	1,000,000	1,000,000
Georgia-Pacific Corp.	1st Lien	Ba2	BB-	7.37-7.49	12/20/12	1,985,000	1,991,134
Georgia-Pacific Corp.	2nd Lien	Ba3	B+	8.39	12/23/13	1,000,000	1,010,417
Graham Packaging Co. LP	Tranche B	B2	B	7.63-7.88	04/07/12	2,456,250	2,465,716

							8,573,091

Diversified/Conglomerate Manufacturing-3.40%

Accuride Corp.	BTL-B	B1	B+	7.44	01/31/12	1,362,273	1,366,189
Aearo Technologies, Inc.	2nd Lien	Caa1	CCC+	11.87	09/24/13	500,000	507,813
Aearo Technologies, Inc.	BTL	B2	B	7.87	03/24/13	995,000	1,004,743
AGY Holding Corp.	1st Lien	B2	B	8.07	03/31/12	497,500	500,298
Bombardier Capital, Inc.	BTL	B1	B+	8.24	06/30/13	1,000,000	998,750
Enersys, Inc.	BTL	Ba3	BB	7.39-7.59	03/17/11	586,500	588,699
Maxim Crane Works LP	BTL	B1	BB	7.33-9.25	01/31/10	317,255	318,445
National Distributing @	2nd Lien	B2	B-	11.83	06/16/10	880,000	882,200
Polypore, Inc.	BTL	B2	B	8.33	11/12/11	948,547	954,871

							7,122,008

Diversified/Conglomerate Service-2.28%

Billing Services Group	1st Lien	B1	B+	8.00-8.13	04/27/11	487,500	489,938
Bridge Information Systems, Inc. † # @ (5) (6)	BTL-B	Caa1	NR	11.25	06/30/05	417,016	0
Coinstar, Inc.	BTL	Ba3	BB-	7.51	07/07/11	796,403	801,878
NES Rentals Holdings, Inc.	2nd Lien	Caa1	B-	12.13	07/20/13	2,500,000	2,523,958
Nielsen Finance LLC	BTL-B	B1	CCC+	8.19	07/01/13	500,000	498,889
Protection One, Inc.	BTL	B2	B+	7.83-7.90	04/11/11	464,134	465,730

							4,780,393

Ecological-1.51%

Allied Waste North America, Inc.	Tranche A	B1	BB	7.27	01/15/12	757,403	755,628
Allied Waste North America, Inc.	BTL	B1	BB	7.17-7.27	01/15/12	1,909,356	1,905,041
Wastequip, Inc	2nd Lien	B3	CCC+	11.00	07/15/11	500,000	506,250

							3,166,919

Electronics-4.83%

Affiliated Computer	FSRI	Ba2	BB	7.39-7.40	03/20/13	997,500	1,000,616
Aspect Software	1st Lien	B2	B+	8.44	06/30/11	500,000	501,313
Eastman Kodak Co.	BTL-B1	Ba3	B+	7.64-7.75	10/15/12	992,519	994,237
Epicor Software Corp.	BTL	B1	B+	7.71-9.15	03/31/12	497,500	499,677
Infor Global Solutions	Delayed Draw	B2	B	9.12	07/28/12	342,857	345,500
Infor Global Solutions	BTL	B2	B	9.12	07/28/12	657,143	662,208
Sungard Data Systems, Inc.	BTL-B	B1	B+	8.00	08/01/13	3,950,000	3,982,445
UGS Corp.	BTL	B1	B+	7.24	03/31/12	1,870,720	1,870,720
Vertafore, Inc.	2nd Lien	B3	CCC+	11.40-11.46	12/22/10	250,000	254,688

							10,111,404

Farming & Agriculture-0.43%

AGCO Corp.	BTL	Ba1	BB+	7.12	07/03/09	900,667	904,044

Finance-1.30%

Bankruptcy Management Solutions	2nd Lien	B3	CCC+	11.74	07/31/13	250,000	254,844
Check$mart Financial Co.	BTL-B	B2	B	8.12-8.14	04/28/12	497,500	497,500
iPayment, Inc.	BTL	B2	B	7.58-7.62	05/08/13	995,000	994,378
Nasdaq Stock Market, Inc.	BTL-B	Ba3	BB+	6.97-7.12	04/18/12	621,678	621,989
Nasdaq Stock Market, Inc.	BTL-C	Ba3	BB+	7.03-7.16	04/18/12	360,372	360,552

							2,729,263

Healthcare, Education & Childcare-5.38%

Accellent Corp.	BTL	B2	BB-	7.40	11/18/12	496,250	495,837
AMR/EmCare Holdings	BTL	B2	B+	7.27-7.33	02/15/12	648,710	649,926
Community Health Systems, Inc.	BTL	Ba3	BB-	7.15	08/19/11	1,302,175	1,303,090
ComPsych Investment Corp.	BTL-B	B2	NR	8.08-8.12	03/01/12	985,000	989,925
DaVita, Inc.	BTL-B	B1	BB-	7.37-7.69	07/30/12	2,565,735	2,577,420
HealthSouth Corp.	BTL-B	B2	B+	8.58	03/10/13	997,500	1,002,349
Magellan Health Services, Inc.	BTL	B1	B+	7.17	08/15/08	243,056	243,663
Magellan Health Services, Inc.	LOC	B1	B+	5.21	08/15/08	277,778	278,472
Spectrum Labs	BTL-B	NR	NR	8.62	12/20/12	992,500	999,944
Team Health, Inc.	BTL-B	B2	B+	7.90	11/18/12	248,125	249,404
Vanguard Health Holding Co. II	BTL	B2	B	7.87	09/23/11	982,612	984,455
Warner Chilcott Holdings Co.	Delayed Draw	B2	B	7.87	01/18/12	43,943	44,075
Warner Chilcott Holdings Co.	BTL	B2	B	7.87	01/18/12	219,716	220,375
Warner Chilcott Holdings Co.	BTL-B	B2	B	7.87-7.97	01/18/12	948,057	951,020
Warner Chilcott Holdings Co.	BTL-C	B2	B	7.87	01/18/12	260,289	261,102

							11,251,057

Home & Office Furnishings, Housewares & Durables-2.10%

Jarden Corp.	BTL	B1	B+	7.37	04/11/12	1,275,429	1,278,024
Jarden Corp.	BTL-B2	B1	B+	7.84	01/24/12	679,315	678,254
Maax Corp.	BTL-B	B2	CCC+	8.37-8.50	06/04/11	1,598,189	1,590,198
Simmons Co.	BTL-D	B2	B+	7.13-7.88	12/19/11	843,120	848,785

							4,395,261

Hotels, Motels, Inns, & Gaming-3.92%

CCM Merger, Inc.	BTL-B	B1	B	7.37-7.40	07/13/12	493,752	493,011
Fairmont Hotels and Resorts	BTL-B	NR	NR	8.58	06/15/11	2,000,000	2,020,000
Isle of Capri Casinos, Inc.	BTL	Ba2	BB-	7.01-7.32	02/04/11	294,750	295,266
Kulima Resort Co.	2nd Lien	B2	CCC+	11.82	09/30/11	250,000	240,625
Penn National Gaming, Inc.	BTL-B	Ba2	BB	7.02-7.25	06/01/12	1,980,000	1,989,961
Trump Entertainment Resorts Holdings LP	BTL-B1	B2	BB-	8.03	05/04/12	493,750	496,990
Venetian Casino Resorts LLC	Delayed Draw	Ba3	BB-	7.12	06/15/11	341,880	342,521
Venetian Casino Resorts LLC	BTL-B	Ba3	BB-	7.12	06/15/11	1,658,120	1,661,229
Venetian Macau, Ltd.	BTL	B1	BB-	8.12	04/01/13	166,667	167,617
Wembley, Inc.	1st Lien	B1	B+	7.90-7.95	07/18/12	247,500	249,356

Wembley, Inc.	2nd Lien	B2	B	9.70	07/18/12	250,000	252,656

							8,209,232

Leisure, Amusement, Entertainment-6.75%

24 Hour Fitness Worldwide, Inc.	BTL-B	B2	B	7.99-8.12	06/30/12	1,990,000	2,004,511
Cedar Fair LP	BTL-B	Ba3	BB	7.87	05/22/12	997,500	1,003,823
Deluxe, Inc.	1st Lien	B1	B	9.12	01/28/11	461,036	465,838
Fender Musical Instruments Corp.	1st Lien	B2	B+	7.87	03/31/12	394,611	397,077
Metro-Goldwyn-Mayer Studios, Inc.	BTL-B	Ba3	B+	8.75	04/08/12	2,985,000	2,959,816
Regal Cinemas, Inc.	BTL	Ba2	BB-	7.12	11/10/10	1,418,293	1,414,679
Six Flags Theme Parks, Inc.	BTL-B1	B1	B-	8.48	06/30/09	984,887	997,583
Southwest Sports Group LLC	BTL	NR	NR	7.88	12/22/12	1,000,000	1,002,813
True Temper Sports, Inc.	BTL	B2	B	8.26-10.25	03/15/11	462,378	464,690
WMG Acquisition Corp.	BTL	Ba2	B+	7.21-7.51	02/28/11	3,403,986	3,419,100

							14,129,930

Machinery-0.36%

Gleason	BTL	B2	B+	7.81-8.00	06/23/13	750,000	755,156

Mining, Steel, Iron & Nonprecious Metals-0.34%

Novelis, Inc.	BTL-B	Ba3	BB-	7.72	01/07/12	347,086	348,579
Novelis, Inc.	CND TL	Ba3	BB-	7.72	01/07/12	199,837	200,697
Walter Industries, Inc.	BTL-B	Ba3	B+	6.87-7.22	10/03/12	152,409	152,847

							702,123

Oil & Gas-2.35%

Alon USA, Inc.	BTL	B2	BB-	7.82	06/22/13	27,778	28,021
Alon USA, Inc.	BTL	B2	BB-	7.82-7.93	06/15/14	222,222	224,167
Calumet Lubricants Co. LP	BTL	B2	B	8.89	11/30/12	110,278	110,553
Calumet Lubricants Co. LP	CLD	B2	B	5.24	11/30/12	111,111	111,389
CDX Funding LLC	2nd Lien	NR	NR	10.62	03/01/13	1,000,000	1,019,792
Epco Holdings, Inc.	BTL-C	Ba3	B+	7.22-7.49	08/18/10	495,000	498,403
Helix Energy Solutions Group, Inc.	BTL-B	B2	BB	7.33-7.64	05/05/13	1,000,000	1,001,161
Key Energy Services, Inc.	BTL-B	B3	NR	8.90-9.23	06/30/12	992,500	997,773
Primary Energy Finance LLC	BTL	Ba2	BB-	7.32	08/24/12	432,608	434,501
Targa Resources, Inc.	LOC	Ba3	B+	7.75	10/31/12	96,774	97,275
Targa Resources, Inc.	BTL-B	Ba3	B+	7.61-7.75	10/31/12	399,194	401,261

							4,924,296

Personal & Nondurable Consumer Products-1.18%

American Achievement Corp.	BTL-B	Ba3	BB-	7.58-9.50	03/22/11	685,407	690,547
Bushnell Performance Optics	BTL	B1	B+	8.37	08/19/11	495,122	498,216
Hillman Group, Inc.	BTL-B	B2	B	8.44-8.50	03/31/11	812,547	819,657
Spectrum Brands, Inc.	BTL-B	B2	B-	8.37-8.51	02/07/12	461,700	463,287

							2,471,707

Personal, Goods & Misc. Services-1.70%

Garden Fresh Restaurants Corp.	BTL	B2	B	8.76	06/22/11	246,875	247,492
Maidenform, Inc.	BTL	Ba3	B+	7.18-7.19	05/11/10	400,000	399,500
Reynolds American, Inc.	BTL	Ba1	BBB-	7.25-7.31	06/01/13	1,995,000	2,007,158
Stewart Enterprises, Inc.	BTL-B	Ba3	BB	7.28-7.33	11/19/11	401,487	401,738
Travelport	BTL	NR	NR	8.37	08/08/13	455,389	456,405
Travelport	LOC	NR	NR	8.35	08/08/13	44,611	44,611

							3,556,904

Personal Transportation-2.43%

Continental Airlines, Inc.	BTL-A1	B3	B	8.78	06/03/11	285,714	288,571
Continental Airlines, Inc.	BTL-A2	B3	B	8.78	06/03/11	714,286	721,429
Delta Air Lines, Inc. (5)	BTL-C	B3	B	12.77	10/01/08	1,500,000	1,544,250
United Airlines, Inc.	BTL	B1	B+	9.13	02/01/12	248,750	252,663
United Airlines, Inc.	BTL-B	B1	B+	9.25	02/01/12	1,741,250	1,768,638
US Airways Group, Inc.	BTL	B2	B	8.87	04/10/13	500,000	503,393

							5,078,944

Printing & Publishing-3.80%

Affinity Group, Inc.	BTL	Ba3	B+	7.82	06/24/09	1,165,982	1,170,355
Dex Media West LLC	BTL-B2	Ba2	BB	6.83-6.90	03/09/10	987,995	983,954
FSC Acquisition LLC	Delayed Draw	B2	B	7.61	08/01/12	51,391	51,401
FSC Acquisition LLC	BTL	B2	B	7.58-7.74	08/01/12	430,257	430,346
GateHouse Media Operating, Inc.	1st Lien	B1	B+	7.58	12/06/13	2,000,000	2,001,876
New Publications, Inc.	2nd Lien	B3	CCC+	12.76	02/05/13	250,000	252,500
Primedia, Inc.	BTL-B	B2	B	7.58	12/31/09	1,087,114	1,075,020
R.H. Donnelly, Inc.	BTL-D2	Ba3	BB	6.83-6.90	06/30/11	1,502,709	1,492,966
Thomas Nelson Publishers	BTL-B	B1	B	7.57-7.75	05/13/13	498,750	501,244

							7,959,662

Retail Stores-3.27%

Burlington Coat Factory	BTL-B	B2	B	7.53	05/28/13	497,500	485,373
CSK Automotive, Inc.	BTL	Ba3	B+	8.50-8.56	08/01/12	1,000,000	1,015,000
Jean Coutu Group, Inc.	BTL-B	B2	BB-	8.00	07/30/11	1,349,090	1,353,728
Neiman-Marcus Group, Inc.	BTL	B1	B+	7.89	04/15/13	949,367	956,846
Quality Stores, Inc. (Central Tractor) † # @ (5) (6)	BTL-B	Caa2	NR	10.75	04/30/06	833,705	0
Supervalu, Inc.	BTL-B	Ba3	BB-	7.19	06/01/13	995,000	996,175
Toys R Us, Inc.	BTL-B	B1	B	9.64	12/09/08	2,000,000	2,045,000

							6,852,122

Telecommunications-6.48%

Cavalier Telecom	BTL-B	B2	B	9.87	03/31/12	248,750	252,015
Centennial Cellular Operating Co.	BTL	B1	B-	7.57-7.65	02/09/11	1,375,000	1,384,576
Cricket Communications, Inc.	BTL-B	B2	B	8.12	12/20/10	2,992,500	3,019,807
Crown Castle Operating Co.	BTL-B	B2	BB	7.65	06/01/14	2,000,000	2,009,554
FairPoint Communications, Inc.	BTL	B1	BB-	7.13	02/07/12	1,000,000	994,063
Hawaiian Telecom Communications, Inc.	BTL-B	B1	B	7.62	10/31/12	995,556	997,778
Madison River Capital LLC	BTL-B1	B1	B+	7.73	08/01/12	750,000	753,750
Ntelos, Inc.	1st Lien	B2	B	7.58	08/31/11	1,473,785	1,474,706
Paetec Communications, Inc.	2nd Lien	B3	CCC+	12.88	06/15/13	250,000	254,688
Paetec Communications, Inc.	BTL-B	B1	B	8.88	06/15/13	498,750	502,283
Sorenson Communications, Inc.	1st Lien	Ba3	B	8.39	08/11/13	500,000	502,917
Syniverse Holding LLC	BTL-B	Ba3	BB-	7.37	02/01/12	1,415,438	1,418,092

							13,564,229

Textiles & Leather-1.63%

Globe Manufacturing Corp. † # @ (5) (7)	BTL-B	Caa2	NR	11.00	08/15/07	837,014	0
Hanesbrands, Inc.	BTL	B1	B-	9.65	08/23/13	2,000,000	2,002,500
Hanesbrands, Inc.	BTL-B	Ba2	BB-	7.63	08/23/13	1,000,000	1,007,604
William Carter Co.	BTL-B	B1	BB	6.76-6.99	07/14/12	392,899	392,531

							3,402,635

Utilities-3.19%

Calpine Corp.	2nd Lien	B2	B	9.37	12/20/07	500,000	509,375
Cheniere LNG Holdings LLC	BTL	Ba2	BB	8.12	08/30/12	247,500	249,913
Complete Production Services, Inc.	BTL-B	B2	B	7.83	08/01/12	247,500	248,738
La Paloma Generating Co.	BTL	Ba3	BB-	7.12	08/16/12	14,985	14,948
La Paloma Generating Co.	LOC	Ba3	BB-	7.07	08/16/12	32,787	32,705
La Paloma Generating Co.	BTL-C	B2	B	8.87	08/16/13	250,000	252,188
La Paloma Generating Co.	BTL-B	Ba3	BB-	7.12	08/16/12	188,154	187,684
NRG Energy, Inc.	CLD	Ba2	BB-	7.37	02/02/13	1,000,000	1,004,313
NRG Energy, Inc.	BTL	Ba2	BB-	7.37	02/02/13	2,985,000	3,000,453
Reliant Energy, Inc.	BTL	B2	B	7.66	10/01/10	992,500	993,848
Reliant Energy Resources, Inc.	BTL	B2	B	7.71	03/15/07	180,520	180,683

							6,674,848

Total Loans (cost $200,931,037)							199,800,511

CORPORATE BONDS-0.48%
Broadcasting & Entertainment-0.48%
Paxson Communications Corp. * (8)
11.76% due 01/15/13 (cost $982,068)						1,000,000	1,007,500

COMMON STOCK-0.13%

Oil & Gas-0.04%

Shaw Group, Inc. †	3,276	77,445

Telecommunications-0.09%

Global Crossing, Ltd. †	175	3,587
SAVVIS Communications Corp. †	6,313	179,920

		183,507

Total Common Stock (cost $177,154)		260,952

Total Long-Term Investment Securities (cost $202,090,259)		201,068,963

SHORT-TERM INVESTMENT SECURITIES-4.09%
Registered Investment Companies-4.09%

SSgA Money Market Fund (cost $8,553,938)	8,553,938	8,553,938

TOTAL INVESTMENTS-100.16%
(cost $210,644,197) (9)		209,622,901
Liabilities in excess of other assets-(0.16)%		(329,691)

NET ASSETS-100.00%		$209,293,210

BTL Bank Term Loan

CND TL Canadian Term Loan

LOC Letter of Credit

FSRI First Securities Repurchase Increase

CLD Credit Linked Deposit

NR Security is not rated.

†	Non-income producing security
@	Illiquid security. At September 30, 2006, the aggregate value of these securities was $1,838,867, representing 0.88% of net assets.
#	Fair valued security (see Note 1)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At September 30, 2006, the aggregate value of these securities was $1,007,500 representing 0.48% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings are unaudited. Ratings provided are as of September 30, 2006.
(2)	Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The Fund estimates that the maturity of the Loans held in its portfolio will be approximately 65 months.
(3)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Company has filed Chapter 11 bankruptcy protection.
(6)	Bond is in default and did not pay principal at maturity. Final outcome of Chapter 11 bankruptcy still to be determined.
(7)	Loan is in default of interest payments.
(8)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2006.
(9)	See Note 3 for cost of investments on a tax basis.
(10)	Loan was purchased through a participation agreement.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2006 — (unaudited)

Note 1. Security Valuation

The Fund’s investments in loan interests (“Loans”) are valued in accordance with guidelines established by the Board of Directors. Under the Fund’s current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until next interest rate reset and maturity. Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Directors. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

The Senior Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for those senior Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for those Loans may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

Note 2. Investment Concentration

The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons positioned between the Fund and the Borrower.

Note 3. Federal Income Taxes

Unrealized appreciation and depreciation in the value of investments at September 30, 2006 for federal income tax purposes were as follows:

Cost (tax basis)	$210,672,331

Gross unrealized appreciation	$1,092,918
Gross unrealized depreciation	(2,114,570)

Net unrealized depreciation	$(1,021,652)

Note 4. Unfunded Loan Commitments

On September 30, 2006, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Name	Type	Maturity Date	Amount
Insight Midwest Holdings LLC	Term Loan	04/06/14	$750,000
Trump Entertainment Resorts Holdings LP	Delayed Draw Term Loan	05/20/12	495,000
WMG Acquisition Corp.	Revolver	02/28/10	500,000

Note 5. Other Information

On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. (the “Adviser”), AIG SunAmerica Capital Services, Inc. (the “Distributor”) and AIG Global Investment Company (the “Subadviser”) announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the SunAmerica Senior Floating Rate Fund (the “Fund”).

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (the “1940 Act”). Certain affiliated persons of AIG, including the Adviser, the Distributor and the Subadviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, subadviser or principal underwriter of the Fund. The Adviser, the Distributor and the Subadviser expect that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United States Department of Justice (“DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser, the Distributor and the Subadviser believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Fund.

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date:	November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date:	November 28, 2006

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	November 28, 2006